                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower, BCE Place
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

   /s/ James Meadows         Toronto, Ontario Canada        July 16, 2007
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-_______                _________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         81

Form 13F Information Table Value Total:  2,557,366
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE

Security Listing by Country Report - March 31 2007

                                                            Market Value                  Investment  Other    Voting
Name of Issuer                 Title of Class    Cusip        (x$1000)      Total Shares   Decision  Managers Authority
--------------                 -------------- ----------- ----------------- ------------  ---------- -------- ---------
3M Co.                              COM         88579Y101             57564  753155  SH     SOLE                753155
Abercrombie & Fitch Co.             COM       002896 20 7             19142  252928  SH     SOLE                252928
Altria Group Inc.                   COM         02209S103             76913  875905  SH     SOLE                875905
Apollo Group Inc.                   CL A      037604 10 5             49231 1121431  SH     SOLE               1121431
Ares Capital Corp.                  COM         04010L103             26825 1476312  SH     SOLE               1476312
Arthur J. Gallagher & Co.           COM       363576 10 9             35800 1263665  SH     SOLE               1263665
AutoNation Inc.                     COM         05329W102              5514  259600  SH     SOLE                259600
Belo Corp.                          CL A      080555 10 5              3095  165800  SH     SOLE                165800
Berkshire Hathaway Inc.             CL A      084670 10 8             59727     548  SH     SOLE                   548
Berkshire Hathaway Inc.             CL B      084670 20 7               961     264  SH     SOLE                   264
BioScrip Inc.                       COM         09069N108              5643 1802802  SH     SOLE               1802802
Cavco Industries Inc.               COM       149568 10 7              4093  117099  SH     SOLE                117099
Dell Inc.                           COM         24702R101            100911 4347745  SH     SOLE               4347745
Dollar Financial Corp.              COM       256664 10 3             39734 1570503  SH     SOLE               1570503
DTS Inc.                            COM         23335C101             30888 1274763  SH     SOLE               1274763
E.W. Scripps Co.                    CL A      811054 20 4             30226  676507  SH     SOLE                676507
Entravision Communications
  Corp.                             CL A        29382R107             13521 1447604  SH     SOLE               1447604
Equifax Inc.                        COM       294429 10 5             48060 1318511  SH     SOLE               1318511
Expedia Inc.                        COM         30212P105              8352  360300  SH     SOLE                360300
Federated Investors Inc.            CL B      314211 10 3              6918  188400  SH     SOLE                188400
FedEX Corp.                         COM         31428X106             41468  386000  SH     SOLE                386000
Fidelity National Information
  Services Inc.                     COM         31620M106              2521   55465  SH     SOLE                 55465
First American Corp.                COM       318522 30 7              4671   92100  SH     SOLE                 92100
Fossil Inc.                         COM       349882 10 0             24769  935741  SH     SOLE                935741
Getty Images Inc.                   COM       374276 10 3              3565   73300  SH     SOLE                 73300
Gladstone Investment Corp.          COM       376546 10 7             17623 1185149  SH     SOLE               1185149
Global Imaging Systems Inc.         COM         37934A100             43711 2241605  SH     SOLE               2241605
Greenfield Online Inc.              COM       395150 10 5             30905 1943687  SH     SOLE               1943687
HCC Insurance Holdings Inc.         COM       404132 10 2             40370 1310704  SH     SOLE               1310704
Hilb Rogal & Hobbs Company          COM       431294 10 7             29190  595100  SH     SOLE                595100
Home Depot Inc.                     COM       437076 10 2             53173 1447270  SH     SOLE               1447270
Hudson City Bancorp Inc.            COM       443683 10 7             88171 6445222  SH     SOLE               6445222
infoUSA Inc.                        COM       456818 30 1             23140 2405453  SH     SOLE               2405453
Interactive Data Corp.              COM         45840J107             50890 2056155  SH     SOLE               2056155
International Speedway Corp.        CL A      460335 20 1             18059  349301  SH     SOLE                349301
IVCI CORP                           CL B      450704 10 1                 0   10000  SH     SOLE                 10000
Jackson Hewitt Tax Service
  Inc.                              COM       468202 10 6             31671  984180  SH     SOLE                984180
Johnson & Johnson                   COM       478160 10 4            117797 1954813  SH     SOLE               1954813
Jupitermedia Corp.                  COM         48207D101             23261 3513775  SH     SOLE               3513775
Kayne Anderson Energy
  Development Co.                   COM         48660Q102             17368  697226  SH     SOLE                697226
KKR Financial Corp.                 COM       482476 30 6              3226  117600  SH     SOLE                117600
Kohlberg Capital Corp.              COM       500233 10 1              8656  541000  SH     SOLE                541000
Laboratory Corporation of
  America Holdings                  COM         50540R409              6704   92300  SH     SOLE                 92300
LECG Corp.                          COM       523234 10 2              2225  153640  SH     SOLE                153640
M&T Bank Corp.                      COM         55261F104              1158   10000  SH     SOLE                 10000
McDonald's Corp.                    COM       580135 10 1            124551 2764717  SH     SOLE               2764717
Merck & Co., Inc.                   COM       589331 10 7              2999   67900  SH     SOLE                 67900
Merit Medical Systems Inc.          COM       589889 10 4             16111 1283738  SH     SOLE               1283738
Microsoft Corp.                     COM       594918 10 4            106650 3826690  SH     SOLE               3826690
Motorola Inc.                       COM       620076 10 9             28189 1595275  SH     SOLE               1595275
NAVTEQ Corp.                        COM         63936L100             24819  719391  SH     SOLE                719391
NGP Capital Resources Co.           COM         62912R107             18244 1153984  SH     SOLE               1153984
Nike, Inc.                          CL B      654106 10 3             48867  459885  SH     SOLE                459885
NU Skin Enterprises Inc.            CL A        67018T105             16869 1021137  SH     SOLE               1021137
Nutraceutical International
  Corp.                             COM         67060Y101             16009  970237  SH     SOLE                970237
Pfizer Inc.                         COM       717081 10 3               505   20000  SH     SOLE                 20000
Priceline.com Inc.                  COM       741503 40 3             37987  713236  SH     SOLE                713236
Procter & Gamble Co.                COM       742718 10 9             35283  558636  SH     SOLE                558636
Quest Diagnostics Inc.              COM         74834L100             33372  669177  SH     SOLE                669177
Radio One Inc.                      CL D        75040P405             33870 5242995  SH     SOLE               5242995
RC2 Corp.                           COM       749388 10 4             44566 1103386  SH     SOLE               1103386
Rent-A-Center Inc.                  COM         76009N100              4426  158175  SH     SOLE                158175
RLI Corp.                           COM       749607 10 7             23594  429533  SH     SOLE                429533
Sabre Holding Corp.                 CL A      785905 10 0              8276  252700  SH     SOLE                252700
Safenet Inc.                        COM         78645R107             29836 1054291  SH     SOLE               1054291
School Specialty Inc.               COM       807863 10 5             14779  409279  SH     SOLE                409279
Speedway Motorsports Inc.           COM       847788 10 6             26268  677890  SH     SOLE                677890
Stratasys Inc.                      COM       862685 10 4             25697  601517  SH     SOLE                601517
TALX Corp.                          COM       874918 10 5              5658  170773  SH     SOLE                170773
Tempur-Pedic International
  Inc.                              COM         88023U101             58229 2240451  SH     SOLE               2240451
Tim Hortons Inc.                    COM         88706M103             72463 2382100  SH     SOLE               2382100
U.S. Gold Corp.                     COM       912023 20 7                42   10000  SH     SOLE                 10000
United Auto Group Inc.              COM       909440 10 9             24107 1187534  SH     SOLE               1187534
United Technologies
  Corporation                       COM       913017 10 9             54269  834900  SH     SOLE                834900
VF Corp.                            COM       918204 10 8              4610   55800  SH     SOLE                 55800
W.W. Grainger Inc.                  COM       384802 10 4              3677   47600  SH     SOLE                 47600
Wachovia Corp.                      COM       929903 10 2             44403  806596  SH     SOLE                806596
Wal-Mart Stores Inc.                COM       931142 10 3            106555 2269539  SH     SOLE               2269539
Walt Disney Co.                     COM       254687 10 6             43637 1267400  SH     SOLE               1267400
Wells Fargo & Co.                   COM       949746 10 1             49250 1430427  SH     SOLE               1430427
Wyeth                               COM       983024 10 0             61294 1225152  SH     SOLE               1225152

                                              Total       $2,557,366,022.01                 Count                   81